UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2013

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

Schedule of Investments February 28, 2013 (unaudited)

Tortoise MLP & Pipeline Fund

Description	Shares	Fair Value
Common Stocks - 75.8%(1)
Canadian Crude/Refined Products Pipelines - 10.5%(1)
Enbridge, Inc.	927,500	$41,329,400
Pembina Pipeline Corp.	604,000	16,950,070
		58,279,470
Canadian Natural Gas Pipelines - 5.9%(1)
Keyera Corp.	155,900	8,231,520
TransCanada Corp.	532,400	24,761,924
		32,993,444
United States Crude/Refined Products Pipelines - 8.9%(1)
Kinder Morgan, Inc.	1,331,170	49,346,472

United States Local Distribution Pipelines - 11.0%(1)
CenterPoint Energy, Inc.	1,177,400	25,231,682
NiSource, Inc.	1,298,300	35,962,910
		61,194,592
United States Natural Gas Gathering Pipelines - 2.3%(1)
Targa Resources Corp.	207,300	12,645,300
United States Natural Gas Pipelines - 32.7%(1)
EQT Corp.	269,300	16,990,137
National Fuel Gas Co.	187,200	10,893,168
ONEOK, Inc.	913,800	41,111,862
Questar Corp.	931,000	21,887,810
Spectra Energy Corp.	1,417,200	41,155,488
Williams Companies, Inc.	1,426,400	49,510,344
		181,548,809
United States Other Energy Infrastructure - 4.5%(1)
CMS Energy Corp.	204,700	5,447,067
Dominion Resources, Inc.	98,000	5,488,000
Sempra Energy	70,500	5,482,080
Wisconsin Energy Corp.	200,280	8,271,564
		24,688,711
Total Common Stocks
(Cost $392,417,897)		420,696,798

Master Limited Partnerships - 22.1%(1)
United States Crude/Refined Products Pipelines - 9.7%(1)
Buckeye Partners, L.P.	50,700	2,823,990
Holly Energy Partners, L.P.	68,756	2,836,873
Magellan Midstream Partners, L.P.	299,600	15,027,936
MPLX LP	126,076	4,121,424
Oiltanking Partners LP	61,054	2,680,271
Plains All American Pipeline, L.P.	299,080	16,374,630
Sunoco Logistics Partners L.P.	89,600	5,602,688
Tesoro Logistics LP	84,196	4,201,380
		53,669,192
United States Natural Gas Gathering Pipelines - 4.7%(1)
Access Midstream Partners LP	183,100	6,818,644
MarkWest Energy Partners LP	96,700	5,528,339
Targa Resources Partners LP	133,600	5,502,984
Western Gas Equity Partners LP	80,403	2,731,290
Western Gas Partners LP	101,630	5,573,389
		26,154,646
United States Natural Gas Pipelines - 7.7%(1)
Energy Transfer Equity, L.P.	53,350	2,837,687
Enterprise Products Partners L.P.	289,800	16,422,966
ONEOK Partners, L.P.	129,978	7,124,094
Regency Energy Partners LP	231,700	5,512,143
Williams Partners LP	218,400	10,854,480
		42,751,370
Total Master Limited Partnerships
(Cost $105,427,294)		122,575,208

Short-Term Investment - 2.0%(1)
United States Investment Company - 2.0%(1)
Fidelity Institutional Money Market Portfolio, 0.12%(2)
(Cost $10,962,081)	10,962,081	10,962,081

Total Investments - 99.9%(1)
(Cost $508,807,272)		554,234,087
Other Assets and Liabilities, Net - 0.1%(1)		542,625
Total Net Assets - 100.0%(1)		$554,776,712

(1)	Calculated as a percentage of net assets.
(2)	Rate indicated is the current yield as of February 28, 2013.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2013.

	Level 1	Level 2	Level 3	Total
Common Stock	$420,696,798	$-	$-	$420,696,798
Master Limited Partnerships	122,575,208	-	-	122,575,208
Short-Term Investment	10,962,081	-	-	10,962,081
Total Investments	$554,234,087	$-	$-	$554,234,087

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended February 28, 2013, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows:

Tortoise MLP &
Pipeline Fund

Cost of investments	$ 504,449,738

Gross unrealized appreciation	49,941,783
Gross unrealized depreciation	(157,434)
Net unrealized appreciation	$ 49,784,349

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                          James R. Arnold, President

Date  April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  April 23, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  April 23, 2013